Intangible assets, net (Details) - USD ($)	Mar. 31, 2026	Sep. 30, 2025
Intangible assets, net
Intangible asset	$ 1,998,421	$ 0
Less: accumulated amortization	0	0
Intangible asset, net	$ 1,998,421	$ 0